Reporting Segments - Schedule of Income (Detail) - CLP ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of geographical areas [line items]
Net interest income			$ 477,096	$ 453,520
Net fee and commission income			72,504	73,582
Net income from financial operations			34,820	204,173
Net foreign exchange gain (loss)			36,385	(87,596)
Other operating income			19,151	26,892
Provision for loan losses			(88,583)	(293,999)
NET OPERATING PROFIT			551,373	376,572
Depreciation and amortization			(49,202)	(63,569)
Operating expenses			(289,583)	(1,051,583)
TOTAL OPERATING INCOME (LOSS)			212,588	(738,580)
Income (loss) from investments in associates			(1,122)	370	$ (2,794)
Income taxes			(43,287)	6,007
TOTAL CONSOLIDATED INCOME (LOSS) FOR THE PERIOD			168,179	(732,203)
Impairment loss	$ 731,189	$ 765,736		765,736
Goodwill impairment				651,825
Impairment loss recognised in profit or loss, intangible assets other than goodwill				765,736
Assets generated in business combination [member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill				113,911
Chile [member]
Disclosure of geographical areas [line items]
Net interest income			355,645	312,977
Net fee and commission income			59,741	58,728
Net income from financial operations			(2,816)	93,385
Net foreign exchange gain (loss)			55,163	4,912
Other operating income			9,284	12,664
Provision for loan losses			(41,178)	(208,219)
NET OPERATING PROFIT			435,839	274,447
Depreciation and amortization			(40,668)	(43,265)
Operating expenses			(204,696)	(602,385)
TOTAL OPERATING INCOME (LOSS)			190,475	(371,203)
Income (loss) from investments in associates			(2,380)	370
Income taxes			(35,021)	(33,416)
TOTAL CONSOLIDATED INCOME (LOSS) FOR THE PERIOD			153,074	(404,249)
Goodwill impairment				412,356
Impairment loss recognised in profit or loss, intangible assets other than goodwill				412,356
Colombia [member]
Disclosure of geographical areas [line items]
Net interest income			121,451	140,543
Net fee and commission income			12,763	14,854
Net income from financial operations			37,636	110,788
Net foreign exchange gain (loss)			(18,778)	(92,508)
Other operating income			9,867	14,228
Provision for loan losses			(47,405)	(85,780)
NET OPERATING PROFIT			115,534	102,125
Depreciation and amortization			(8,534)	(20,304)
Operating expenses			(84,887)	(449,198)
TOTAL OPERATING INCOME (LOSS)			22,113	(367,377)
Income (loss) from investments in associates			1,258
Income taxes			(8,266)	39,423
TOTAL CONSOLIDATED INCOME (LOSS) FOR THE PERIOD			$ 15,105	(327,954)
Goodwill impairment				239,469
Impairment loss recognised in profit or loss, intangible assets other than goodwill				353,380
Colombia [member] | Assets generated in business combination [member]
Disclosure of geographical areas [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill				$ 113,911